4. ACQUISITION OF 42WEST (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Acquisition Of 42west Details Abstract
Common Stock issued at closing and in April 2017 (787,415 shares)	$ 6,693,028
Common Stock issuable on January 2, 2018 (980,911 shares)	8,337,739
Contingent Consideration	3,627,000
Put Rights	3,800,000
Sellers' transaction costs paid at closing	260,000
Sellers' tax liabilities assumed	786,000	$ 159,000	$ 159,000
Working capital adjustment	610,032	$ 610,031	$ 610,031
Total acquisition fair value	$ 24,113,799